UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08721

Name of Fund: BlackRock Technology Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
Technology Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address:
P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 03/31/2009

Date of reporting period: 04/01/2008 – 06/30/2008

Item 1 – Schedule of Investments

BlackRock Technology Fund, Inc.
Schedule of Investments June 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

	Common Stocks	Shares	Value

Aerospace & Defense - 3.0%	Lockheed Martin Corp.	21,900	$ 2,160,654
	Meggitt Plc	153,700	648,391
	Raytheon Co.	26,000	1,463,280

			4,272,325

Biotechnology - 7.4%	Alexion Pharmaceuticals, Inc. (a)	14,300	1,036,750
	Applera Corp. - Celera Genomics Group (a)	43,200	490,752
	Celgene Corp. (a)	10,756	686,986
	Genentech, Inc. (a)	26,700	2,026,530
	Genzyme Corp. (a)	41,700	3,003,234
	Gilead Sciences, Inc. (a)	55,400	2,933,430
	Vertex Pharmaceuticals, Inc. (a)	13,800	461,886

			10,639,568

Communications Equipment -	Ciena Corp. (a)	24,600	569,982
10.7%	Cisco Systems, Inc. (a)	115,600	2,688,856
	Corning, Inc.	110,200	2,540,110
	Harris Corp.	21,900	1,105,731
	JDS Uniphase Corp. (a)	48,700	553,232
	Juniper Networks, Inc. (a)	67,600	1,499,368
	Motorola, Inc.	52,200	383,148
	Nokia Oyj (b)	46,900	1,149,050
	Nortel Networks Corp. (a)	44,636	366,908
	QUALCOMM, Inc.	74,000	3,283,380
	Research In Motion Ltd. (a)	10,400	1,215,760

			15,355,525

Computers & Peripherals - 13.3%	Apple, Inc. (a)	39,800	6,664,112
	Asustek Computer, Inc.	318,600	865,378
	EMC Corp. (a)	88,900	1,305,941
	Hewlett-Packard Co.	61,800	2,732,178
	High Tech Computer Corp.	46,900	1,048,211
	International Business Machines Corp.	42,600	5,049,378
	Inventec Co. Ltd.	991,100	583,681
	Seagate Technology	40,500	774,765

			19,023,644

Diversified Telecommunication	AT&T Inc.	35,900	1,209,471
Services - 1.5%	Verizon Communications, Inc.	26,900	952,260

			2,161,731

Electronic Equipment &	AV TECH Corp.	58,000	256,629
Instruments - 3.5%	Agilent Technologies, Inc. (a)	25,200	895,608
	Amphenol Corp. Class A	26,500	1,189,320
	Flextronics International Ltd. (a)	95,500	897,700
	Ingram Micro, Inc. Class A (a)	33,300	591,075
	Nidec Corp.	8,400	559,518
	Tyco Electronics Ltd.	17,400	623,268

			5,013,118

Food & Staples Retailing - 0.6%	CVS Caremark Corp.	21,700	858,669

Health Care Equipment	Alcon, Inc.	5,700	927,903
& Supplies - 8.6%	Baxter International, Inc.	20,600	1,317,164

BlackRock Technology Fund, Inc.
Schedule of Investments June 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

	Common Stocks	Shares	Value

	Beckman Coulter, Inc.	4,400	$ 297,132
	Becton Dickinson & Co.	17,200	1,398,360
	C.R. Bard, Inc.	12,400	1,090,580
	China Medical Technologies, Inc. (b)	10,100	498,940
	Covidien Ltd.	16,400	785,396
	Cyberonics, Inc. (a)	27,600	598,920
	Medtronic, Inc.	49,400	2,556,450
	SenoRx, Inc. (a)	23,800	183,736
	St. Jude Medical, Inc. (a)	18,900	772,632
	Varian Medical Systems, Inc. (a)	16,500	855,525
	Zimmer Holdings, Inc. (a)	15,400	1,047,970

			12,330,708

Household Durables - 0.4%	LG Electronics, Inc.	5,000	565,413

IT Services - 0.6%	Automatic Data Processing, Inc.	18,800	787,720

Internet & Catalog Retail - 0.9%	Priceline.com, Inc. (a)(c)	10,700	1,235,422

Internet Software & Services -	Akamai Technologies, Inc. (a)	14,300	497,497
7.2%	Ariba, Inc. (a)	70,000	1,029,700
	Baidu.com, Inc. (a)(b)	3,300	1,032,768
	eBay, Inc. (a)	60,000	1,639,800
	Google, Inc. Class A (a)	2,500	1,316,050
	Open Text Corp. (a)(c)	24,600	789,660
	Sina Corp. (a)(b)	26,900	1,144,595
	VeriSign, Inc. (a)	45,400	1,716,120
	Yahoo! Inc. (a)	55,800	1,152,828

			10,319,018

Life Sciences Tools & Services -	Charles River Laboratories International, Inc. (a)	16,200	1,035,504
1.2%	Millipore Corp. (a)	9,500	644,670

			1,680,174

Machinery - 1.2%	Kurita Water Industries Ltd.	47,200	1,751,292

Office Electronics - 1.4%	Canon, Inc.	14,500	746,401
	Konica Minolta Holdings, Inc.	70,800	1,199,247

			1,945,648

Pharmaceuticals - 1.7%	Johnson & Johnson	8,000	514,720
	Roche Holding AG	4,700	844,930
	Roche Holding AG (b)	3,500	316,120
	Teva Pharmaceutical Industries Ltd. (b)	17,100	783,180

			2,458,950

Semiconductors &	ASM Pacific Technology Ltd.	144,200	1,089,873
Semiconductor Equipment -	Altera Corp.	48,500	1,003,950
16.6%	Analog Devices, Inc.	46,000	1,461,420
	Applied Materials, Inc.	77,500	1,479,475
	Broadcom Corp. Class A (a)	48,800	1,331,752
	Cavium Networks, Inc. (a)	19,800	415,800
	Disco Corp.	10,800	457,219
	Infineon Technologies AG (a)(b)	49,400	421,382
	Intel Corp.	132,500	2,846,100
	KLA-Tencor Corp.	26,800	1,091,028

BlackRock Technology Fund, Inc.
Schedule of Investments June 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

	Common Stocks	Shares	Value

	Kulicke & Soffa Industries, Inc. (a)	81,700	$ 595,593
	Lam Research Corp. (a)	17,700	639,855
	Linear Technology Corp.	36,900	1,201,833
	Marvell Technology Group Ltd. (a)(b)	62,900	1,110,814
	Maxim Integrated Products, Inc.	38,800	820,620
	Microchip Technology, Inc. (c)	25,800	787,932
	Netlogic Microsystems, Inc. (a)(c)	23,000	763,600
	ON Semiconductor Corp. (a)	63,200	579,544
	Samsung Electronics Co., Ltd.	2,100	1,254,621
	Taiwan Semiconductor Manufacturing Co., Ltd. (b)	67,100	732,061
	Teradyne, Inc. (a)	56,800	628,776
	Texas Instruments, Inc.	27,300	768,768
	Vanguard International Semiconductor Corp.	316,500	231,218
	Varian Semiconductor Equipment Associates, Inc. (a)	16,900	588,458
	Xilinx, Inc.	54,300	1,371,075

			23,672,767

Software - 15.5%	Adobe Systems, Inc. (a)	35,400	1,394,406
	BMC Software, Inc. (a)	39,900	1,436,400
	CA, Inc.	31,100	718,099
	Citrix Systems, Inc. (a)	50,700	1,491,087
	Electronic Arts, Inc. (a)	17,800	790,854
	McAfee, Inc. (a)	46,200	1,572,186
	Microsoft Corp.	121,800	3,350,718
	Nintendo Co., Ltd.	1,700	964,025
	Oracle Corp. (a)	133,100	2,795,100
	Progress Software Corp. (a)	23,800	608,566
	Red Hat, Inc. (a)	24,500	506,905
	SAP AG (b)(c)	26,200	1,365,282
	Salesforce.com, Inc. (a)	16,800	1,146,264
	Sybase, Inc. (a)(c)	58,400	1,718,128
	Symantec Corp. (a)	49,200	952,020
	Synopsys, Inc. (a)	28,400	679,044
	UBISOFT Entertainment (a)	8,500	743,343

			22,232,427

Wireless Telecommunication	American Tower Corp. Class A (a)	21,800	921,050
Services - 1.5%	China Mobile Ltd.	53,600	719,464
	Syniverse Holdings, Inc. (a)	30,200	489,240

			2,129,754

	Total Common Stocks
	(Cost - $141,292,629) - 96.8%		138,433,873

		Beneficial
		Interest
	Short-Term Securities	(000)

	BlackRock Liquidity Series, LLC	$ 3,857	3,856,627
	Cash Sweep Series, 2.56% (d)(e)
	BlackRock Liquidity Series, LLC
	Money Market Series, 2.70% (d)(e)(f)	5,476	5,475,500

BlackRock Technology Fund, Inc.
Schedule of Investments June 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

		Value

Total Short-Term Securities
(Cost - $9,332,127) - 6.5%		$ 9,332,127

Total Investments
(Cost - $150,624,756*)	- 103.3%	147,766,000
Liabilities in Excess of Other Assets - (3.3%)		(4,682,025)

Net Assets - 100.0%		$ 143,083,975

* The cost and unrealized appreciation (depreciation) of investments as of June 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 151,416,943

Gross unrealized appreciation	$ 7,304,822
Gross unrealized depreciation	(10,955,765)

Net unrealized depreciation	$ (3,650,943)

(a) Non-income producing security.
(b) Depositary receipts.

(c) Security, or a portion of security, is on loan.

(d) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as

Net
	Activity	Interest
Affiliate	(000)	Income

BlackRock Liquidity Series, LLC
Cash Sweep Series	$ 3,857	$ 32,322
BlackRock Liquidity Series, LLC
Money Market Series	$ 5,476	$ 17,880
Merrill Lynch Premier Institutional Fund	$ (7,539)	-

(e) Represents the current yield as of report date.

(f) Security was purchased with the cash proceeds from securities loans.

• For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-
classifications for reporting ease.

BlackRock Technology Fund, Inc. Schedule of Investments June 30, 2008 (Unaudited)

Effective April 1, 2008, the BlackRock Technology Fund, Inc. adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157").

FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 - price quotations in active markets/exchanges for identical securities

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market- corroborated inputs)

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of June 30, 2008 in determining the fair valuation of the Fund's investments:

Valuation	Investments in
Inputs	Securities

Level 1	$ 123,588,899
Level 2	24,177,101
Level 3	-

Total	$ 147,766,000

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Technology Fund, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Technology Fund, Inc.

Date: August 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Technology Fund, Inc.

Date: August 22, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Technology Fund, Inc.

Date: August 22, 2008